Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net Loss	$ (1,223,519)	$ (152,266)	$ (1,187,620)	$ (359,034)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization of prepaid services paid by shares issuance			234,064
Shares and warrants issued for services	565,261		181,602
Loss on impairment				54,292
Depreciation and amortization	7,843	6,514	26,962	11,438
Interest on lease liability	915	1,460	5,039	2,706
Wages and salaries			43,709
Accrued interest	17,010		58,397
Amortization on OID interest	211,340	12,715	297,697
Gain on settlement of debt	(9,207)		(184,868)	(250,778)
Total items not involving cash flow from operating activities	(430,357)	(131,577)	(525,020)	(541,376)
Changes in operating assets and liabilities	(76,510)	(49,458)	(201,284)	539,220
Net cash used in operating activities	(506,867)	(181,035)	(726,304)	(2,157)
Cash Flows from Investing Activities
Repayment of lease liability	(7,516)			(10,037)
Loan receivable	(5,507)
Purchase of investment		(8,765)	(8,765)	(15,658)
Purchase of property and equipment	(119,233)		(7,962)	(98,353)
Net cash used in investing activities	(132,256)	(8,765)	(16,727)	(124,048)
Financing Activities
Proceeds from issuance of common shares, net of issuance cost	5,993,441
Proceeds from warrant exercise	2,932,105		9,100,000
Proceeds from issuance of stock for cash			1,007,617	30,000
Proceeds from share subscriptions			250,000
Repayment of loan payable	(62,905)
Proceeds from loan payable			178,836	88,120
Proceeds from promissory notes		182,500	467,500
Shareholder Assumption of Debt	(19,453)	6,317	(48,953)	19,266
Repayments on promissory notes			(16,150)	(19,544)
Net cash provided by financing activities	8,843,188	188,817	1,838,850	117,841
Effects of Foreign Currency Translation				(4,967)
Change in cash	8,204,066	(983)	1,095,819	(13,330)
Cash and cash equivalents - beginning of year	1,107,812	11,993	11,993	25,323
Cash and cash equivalents end of year	9,311,878	11,010	1,107,812	11,993
Supplemental disclosure of cash flow information:
Interest paid		1,850	11,100	8,113
Supplemental Disclosure of non-cash investing and financing Activities
Purchase of software	69,315
Share cancellation				(77,179)
Shares issued to service providers	241,559		372,990
Cashless warrant exercise	51,901
Conversion of preferred stock to common stock				8,642
Shares issued for share subscriptions payable	274,259	968,472	2,046,415	290,540
Recognition of operating lease right of use asset and liability				68,517
Conversion of convertible promissory note to common stock	368,320		226,839
Convertible promissory note - equity discount		182,500	467,500
Convertible promissory note - original issue discount		$ 16,215	$ 41,537